SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Revenue and expense recognition (Details)	12 Months Ended
Dec. 31, 2017
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Customer relationships term	23 years